COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

SCHEDULE OF INVESTMENTS

January 31, 2025 (Unaudited)

		Shares		Value
EXCHANGE-TRADED FUNDS—PREFERRED	0.2%
Invesco Preferred ETF			74,344	$858,673

TOTAL EXCHANGE-TRADED FUNDS (Identified cost—$849,878)				858,673

PREFERRED SECURITIES—EXCHANGE-TRADED	2.6%
BANKING	1.4%
Bank of America Corp., 4.125%, Series PP(a)			9,290	166,941
Bank of America Corp., 4.25%, Series QQ(a)			22,005	401,151
Bank of America Corp., 4.375%, Series NN(a)			67,742	1,284,388
Capital One Financial Corp., 4.80%, Series J(a)			53,145	1,015,070
JPMorgan Chase & Co., 4.625%, Series LL(a)			62,688	1,264,417
Wells Fargo & Co., 4.25%, Series DD(a)			22,928	416,143
Wells Fargo & Co., 4.375%, Series CC(a)			22,544	423,151
Wells Fargo & Co., 4.75%, Series Z(a)			42,561	860,584

				5,831,845

INSURANCE	0.7%
Allstate Corp., 4.75%, Series I(a)			31,918	654,638
Allstate Corp., 5.10%, Series H(a)			28,913	647,941
Equitable Holdings, Inc., 4.30%, Series C(a)			349	6,390
F&G Annuities & Life, Inc., Senior Debt, 7.95%, due 12/15/53			47,535	1,251,597
MetLife, Inc., 4.75%, Series F(a)			20,938	439,279

				2,999,845

REAL ESTATE	0.3%
Public Storage, 4.625%, Series L(a)			54,680	1,062,979
Public Storage, 4.70%, Series J(a)			15,829	311,673

				1,374,652

TELECOMMUNICATIONS	0.2%
U.S. Cellular Corp., Senior Debt, 5.50%, due 3/1/70			36,963	818,730

TOTAL PREFERRED SECURITIES—EXCHANGE-TRADED (Identified cost—$11,064,434)				11,025,072

		Principal Amount*
PREFERRED SECURITIES—OVER-THE-COUNTER	94.8%
BANKING	56.0%
ABN AMRO Bank NV, 6.375% to 9/22/34 (Netherlands)(a)(b)(c)(d)		EUR	500,000	539,876
ABN AMRO Bank NV, 6.875% to 9/22/31 (Netherlands)(a)(b)(c)(d)		EUR	2,000,000	2,237,128
AIB Group PLC, 6.00% to 7/14/31 (Ireland)(a)(b)(c)(d)		EUR	800,000	835,398
AIB Group PLC, 7.125% to 10/30/29 (Ireland)(a)(b)(c)(d)		EUR	2,600,000	2,895,043
Banco Bilbao Vizcaya Argentaria SA, 9.375% to 3/19/29 (Spain)(a)(b)(c)			1,000,000	1,093,111
Banco de Sabadell SA, 9.375% to 7/18/28 (Spain)(a)(b)(c)(d)		EUR	200,000	235,657
Banco Santander SA, 4.75% to 11/12/26, Series 0000 (Spain)(a)(b)(c)			1,200,000	1,152,245
Banco Santander SA, 7.00% to 11/20/29 (Spain)(a)(b)(c)(d)		EUR	1,200,000	1,331,337
Banco Santander SA, 8.00% to 2/1/34 (Spain)(a)(b)(c)			2,600,000	2,723,206
Banco Santander SA, 9.625% to 11/21/28 (Spain)(a)(b)(c)			1,600,000	1,767,466
Banco Santander SA, 9.625% to 5/21/33 (Spain)(a)(b)(c)			2,600,000	2,998,094
Bank of America Corp., 4.375% to 1/27/27, Series RR(a)(c)			1,451,000	1,411,436

	Principal Amount*			Value
Bank of America Corp., 5.875% to 3/15/28, Series FF(a)(c)		1,199,000		$1,203,894
Bank of America Corp., 6.125% to 4/27/27, Series TT(a)(c)		835,000		846,379
Bank of Ireland Group PLC, 6.375% to 3/10/30 (Ireland)(a)(b)(c)(d)	EUR	400,000		429,816
Bank of Montreal, 7.30% to 11/26/34, due 11/26/84 (Canada)(c)		2,170,000		2,213,274
Bank of New York Mellon Corp., 3.75% to 12/20/26, Series I(a)(c)		852,000		815,561
Bank of Nova Scotia, 4.90% to 6/4/25 (Canada)(a)(c)		1,645,000		1,643,987
Bank of Nova Scotia, 7.35% to 4/27/30, due 4/27/85 (Canada)(c)		1,600,000		1,604,670
Bank of Nova Scotia, 8.00% to 1/27/29, due 1/27/84 (Canada)(c)		2,200,000		2,300,080
Bank of Nova Scotia, 8.625% to 10/27/27, due 10/27/82 (Canada)(c)		1,200,000		1,268,317
Barclays Bank PLC, 6.278% to 12/15/34, Series 1 (United Kingdom)(a)(c)		930,000		988,125
Barclays PLC, 6.125% to 12/15/25 (United Kingdom)(a)(b)(c)		400,000		401,444
Barclays PLC, 8.00% to 3/15/29 (United Kingdom)(a)(b)(c)		1,500,000		1,566,927
Barclays PLC, 8.875% to 9/15/27 (United Kingdom)(a)(b)(c)(d)	GBP	2,800,000		3,659,165
Barclays PLC, 9.25% to 9/15/28 (United Kingdom)(a)(b)(c)	GBP	800,000		1,061,766
Barclays PLC, 9.625% to 12/15/29 (United Kingdom)(a)(b)(c)		4,200,000		4,686,389
BNP Paribas SA, 4.625% to 1/12/27 (France)(a)(b)(c)(e)		1,879,000		1,790,173
BNP Paribas SA, 4.625% to 2/25/31 (France)(a)(b)(c)(e)		3,000,000		2,588,882
BNP Paribas SA, 7.375% to 9/10/34 (France)(a)(b)(c)(e)		1,400,000		1,405,524
BNP Paribas SA, 7.75% to 8/16/29 (France)(a)(b)(c)(e)		4,000,000		4,147,196
BNP Paribas SA, 8.00% to 8/22/31 (France)(a)(b)(c)(e)		600,000		629,587
BNP Paribas SA, 8.50% to 8/14/28 (France)(a)(b)(c)(e)		3,400,000		3,582,872
BNP Paribas SA, 9.25% to 11/17/27 (France)(a)(b)(c)(e)		1,000,000		1,073,320
BPER Banca SpA, 6.50% to 3/20/30 (Italy)(a)(b)(c)(d)	EUR	600,000		647,328
CaixaBank SA, 6.25% to 7/24/32 (Spain)(a)(b)(c)(d)	EUR	1,600,000		1,711,072
CaixaBank SA, 7.50% to 1/16/30 (Spain)(a)(b)(c)(d)	EUR	1,000,000		1,141,680
CaixaBank SA, 8.25% to 3/13/29 (Spain)(a)(b)(c)(d)	EUR	1,200,000		1,385,785
Capital One Financial Corp., 3.95% to 9/1/26, Series M(a)(c)		440,000		425,512
Charles Schwab Corp., 4.00% to 6/1/26, Series I(a)(c)		5,121,000		5,003,913
Charles Schwab Corp., 4.00% to 12/1/30, Series H(a)(c)		5,106,000		4,538,092
Charles Schwab Corp., 5.00% to 6/1/27, Series K(a)(c)		2,070,000		2,037,564
Citigroup, Inc., 3.875% to 2/18/26, Series X(a)(c)		1,976,000		1,939,827
Citigroup, Inc., 7.00% to 8/15/34, Series DD(a)(c)		3,011,000		3,145,008
Citigroup, Inc., 7.625% to 11/15/28, Series AA(a)(c)		2,822,000		2,963,250
CoBank ACB, 6.45% to 10/1/27, Series K(a)(c)		1,350,000		1,359,219
CoBank ACB, 7.125% to 1/1/30, Series M(a)(c)		1,500,000		1,538,316
Commerzbank AG, 7.50% to 10/9/30 (Germany)(a)(b)(c)(d)		1,400,000		1,407,000
Coventry Building Society, 8.75% to 6/11/29 (United Kingdom)(a)(b)(c)(d)	GBP	1,400,000		1,804,523
Credit Suisse Group AG, 5.25%, Claim (Switzerland)(a)(b)(e)(f)(g)(h)		400,000		32,000
Credit Suisse Group AG, 6.375%, Claim (Switzerland)(a)(b)(e)(f)(g)(h)		1,600,000		128,000
Credit Suisse Group AG, 7.50%, Claim (Switzerland)(a)(b)(e)(f)(g)(h)		1,200,000		96,000
Deutsche Bank AG, 6.00% to 10/30/25, Series 2020 (Germany)(a)(b)(c)		800,000		796,421
Deutsche Bank AG, 7.375% to 10/30/31 (Germany)(a)(b)(c)(d)	EUR	1,600,000		1,726,234
Deutsche Bank AG, 8.125% to 10/30/29 (Germany)(a)(b)(c)(d)	EUR	1,400,000		1,557,417
Deutsche Bank AG, 10.00% to 12/1/27 (Germany)(a)(b)(c)(d)	EUR	400,000		463,714
Erste Group Bank AG, 7.00% to 4/15/31 (Austria)(a)(b)(c)(d)	EUR	1,400,000		1,552,316
Farm Credit Bank of Texas, 7.75% to 6/15/29(a)(c)		2,310,000		2,399,628
First Horizon Bank, 5.401% (3 Month USD Term SOFR + 1.112%, Floor 3.75%)(a)(e)(i)		3,500	†	2,559,375
Goldman Sachs Capital I, 6.345%, due 2/15/34		721,000		756,943
Goldman Sachs Group, Inc., 3.65% to 8/10/26, Series U(a)(c)		786,000		757,465
Goldman Sachs Group, Inc., 3.80% to 5/10/26, Series T(a)(c)		620,000		602,726
Goldman Sachs Group, Inc., 6.75%, due 10/1/37		661,000		710,505

	Principal Amount*		Value
Goldman Sachs Group, Inc., 7.50% to 5/10/29, Series X(a)(c)		6,591,000	$6,917,755
HSBC Holdings PLC, 4.60% to 12/17/30 (United Kingdom)(a)(b)(c)		1,900,000	1,693,370
HSBC Holdings PLC, 6.00% to 5/22/27 (United Kingdom)(a)(b)(c)		2,200,000	2,192,647
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		2,400,000	2,518,778
HSBC Holdings PLC, 6.50%, due 9/15/37 (United Kingdom)		300,000	310,678
HSBC Holdings PLC, 6.50% to 3/23/28 (United Kingdom)(a)(b)(c)		1,000,000	1,000,639
HSBC Holdings PLC, 6.875% to 9/11/29 (United Kingdom)(a)(b)(c)		1,000,000	1,006,675
HSBC Holdings PLC, 8.00% to 3/7/28 (United Kingdom)(a)(b)(c)		1,000,000	1,054,933
Huntington Bancshares, Inc., 4.45% to 10/15/27, Series G(a)(c)		730,000	703,246
ING Groep NV, 4.25% to 5/16/31, Series NC10 (Netherlands)(a)(b)(c)		800,000	666,295
ING Groep NV, 4.875% to 5/16/29 (Netherlands)(a)(b)(c)(d)		2,800,000	2,584,918
ING Groep NV, 5.75% to 11/16/26 (Netherlands)(a)(b)(c)		1,600,000	1,594,539
ING Groep NV, 7.25% to 11/16/34 (Netherlands)(a)(b)(c)(d)		3,200,000	3,243,139
ING Groep NV, 7.50% to 5/16/28 (Netherlands)(a)(b)(c)(d)		1,800,000	1,852,335
ING Groep NV, 8.00% to 5/16/30 (Netherlands)(a)(b)(c)(d)		3,000,000	3,156,600
Intesa Sanpaolo SpA, 7.00% to 5/20/32 (Italy)(a)(b)(c)(d)	EUR	2,000,000	2,245,109
Intesa Sanpaolo SpA, 7.70% to 9/17/25 (Italy)(a)(b)(c)(e)		1,400,000	1,401,666
JPMorgan Chase & Co., 6.50% to 4/1/30, Series OO(a)(c)		1,650,000	1,672,422
JPMorgan Chase & Co., 6.875% to 6/1/29, Series NN(a)(c)		3,154,000	3,300,245
KBC Group NV, 6.25% to 9/17/31 (Belgium)(a)(b)(c)(d)	EUR	2,000,000	2,155,591
KeyCorp Capital III, 7.75%, due 7/15/29		1,000,000	1,044,330
Lloyds Banking Group PLC, 6.75% to 9/27/31 (United Kingdom)(a)(b)(c)		4,200,000	4,053,250
Lloyds Banking Group PLC, 7.50% to 9/27/25 (United Kingdom)(a)(b)(c)		1,200,000	1,214,822
Lloyds Banking Group PLC, 8.50% to 9/27/27 (United Kingdom)(a)(b)(c)	GBP	1,500,000	1,945,528
M&T Bank Corp., 3.50% to 9/1/26, Series I(a)(c)		247,000	233,401
Nationwide Building Society, 5.75% to 6/20/27 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	975,149
Nationwide Building Society, 7.50% to 12/20/30 (United Kingdom)(a)(b)(c)(d)	GBP	800,000	1,002,997
NatWest Group PLC, 5.125% to 5/12/27 (United Kingdom)(a)(b)(c)	GBP	1,000,000	1,200,433
NatWest Group PLC, 6.00% to 12/29/25 (United Kingdom)(a)(b)(c)		1,600,000	1,601,996
NatWest Group PLC, 8.00% to 8/10/25 (United Kingdom)(a)(b)(c)		1,600,000	1,619,710
NatWest Group PLC, 8.125% to 11/10/33 (United Kingdom)(a)(b)(c)		1,800,000	1,917,666
Nordea Bank Abp, 6.625% to 3/26/26 (Finland)(a)(b)(c)(e)		1,000,000	1,008,317
PNC Financial Services Group, Inc., 3.40% to 9/15/26, Series T(a)(c)		3,765,000	3,584,347
PNC Financial Services Group, Inc., 6.00% to 5/15/27, Series U(a)(c)		1,528,000	1,533,041
PNC Financial Services Group, Inc., 6.20% to 9/15/27, Series V(a)(c)		1,341,000	1,355,944
PNC Financial Services Group, Inc., 6.25% to 3/15/30, Series W(a)(c)		1,978,000	1,991,745
Skandinaviska Enskilda Banken AB, 6.875% to 6/30/27 (Sweden)(a)(b)(c)(d)		600,000	610,256
Societe Generale SA, 5.375% to 11/18/30 (France)(a)(b)(c)(e)		1,400,000	1,234,779
Societe Generale SA, 6.75% to 4/6/28 (France)(a)(b)(c)(e)		2,200,000	2,122,114
Societe Generale SA, 8.00% to 9/29/25 (France)(a)(b)(c)(e)		400,000	404,860
Societe Generale SA, 8.125% to 11/21/29 (France)(a)(b)(c)(e)		1,800,000	1,798,981
Societe Generale SA, 9.375% to 11/22/27 (France)(a)(b)(c)(e)		2,800,000	2,947,151
Societe Generale SA, 10.00% to 11/14/28 (France)(a)(b)(c)(e)		3,000,000	3,274,929
Standard Chartered PLC, 4.75% to 1/14/31 (United Kingdom)(a)(b)(c)(e)		1,600,000	1,395,017
Standard Chartered PLC, 7.875% to 3/8/30 (United Kingdom)(a)(b)(c)(e)		2,200,000	2,275,577
State Street Corp., 6.70% to 3/15/29, Series I(a)(c)		2,207,000	2,255,770
State Street Corp., 6.70% to 9/15/29, Series J(a)(c)		2,244,000	2,294,941
Stichting AK Rabobank Certificaten, 6.50% (Netherlands)(a)(d)	EUR	2,489,975	2,980,842
Svenska Handelsbanken AB, 4.75% to 3/1/31 (Sweden)(a)(b)(c)(d)		1,200,000	1,085,415
Swedbank AB, 7.625% to 3/17/28 (Sweden)(a)(b)(c)(d)		600,000	621,891
Swedbank AB, 7.75% to 3/17/30 (Sweden)(a)(b)(c)(d)		3,000,000	3,110,733

		Principal Amount*		Value
Toronto-Dominion Bank, 7.25% to 7/31/29, due 7/31/84 (Canada)(c)			1,000,000	$1,013,438
Toronto-Dominion Bank, 8.125% to 10/31/27, due 10/31/82 (Canada)(c)			4,400,000	4,608,402
Truist Financial Corp., 6.669% to 3/1/25, Series N(a)(c)			1,000,000	997,369
UBS Group AG, 4.375% to 2/10/31 (Switzerland)(a)(b)(c)(e)			3,200,000	2,802,870
UBS Group AG, 4.875% to 2/12/27 (Switzerland)(a)(b)(c)(e)			1,000,000	973,359
UBS Group AG, 6.85% to 9/10/29 (Switzerland)(a)(b)(c)(e)			2,200,000	2,210,419
UBS Group AG, 7.75% to 4/12/31 (Switzerland)(a)(b)(c)(e)			800,000	840,410
UBS Group AG, 9.25% to 11/13/28 (Switzerland)(a)(b)(c)(e)			2,800,000	3,060,142
UBS Group AG, 9.25% to 11/13/33 (Switzerland)(a)(b)(c)(e)			4,000,000	4,630,048
UniCredit SpA, 6.50% to 12/3/31 (Italy)(a)(b)(c)(d)		EUR	1,000,000	1,089,471
U.S. Bancorp, 3.70% to 1/15/27, Series N(a)(c)			493,000	468,638
U.S. Bancorp, 5.30% to 4/15/27, Series J(a)(c)			840,000	835,030
Virgin Money U.K. PLC, 8.25% to 6/17/27 (United Kingdom)(a)(b)(c)(d)		GBP	1,000,000	1,287,204
Wells Fargo & Co., 3.90% to 3/15/26, Series BB(a)(c)			1,857,000	1,825,680
Wells Fargo & Co., 5.95%, due 12/15/36			1,478,000	1,490,209
Wells Fargo & Co., 6.85% to 9/15/29(a)(c)			6,314,000	6,499,278
Wells Fargo & Co., 7.625% to 9/15/28(a)(c)			3,261,000	3,477,025

				238,390,682

CONSUMER DISCRETIONARY PRODUCTS	0.3%
Volkswagen International Finance NV, 7.50% to 9/6/28, Series PNC5 (Germany)(a)(c)(d)		EUR	300,000	339,125
Volkswagen International Finance NV, 7.875% to 9/6/32 (Germany)(a)(c)(d)		EUR	700,000	826,432

				1,165,557

ENERGY	1.1%
BP Capital Markets PLC, 4.875% to 3/22/30(a)(c)			1,488,000	1,437,668
BP Capital Markets PLC, 6.125% to 3/18/35(a)(c)			1,286,000	1,271,243
BP Capital Markets PLC, 6.45% to 12/1/33(a)(c)			1,740,000	1,780,993

				4,489,904

FINANCIAL SERVICES	2.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.95% to 12/10/29, due 3/10/55 (Ireland)(c)			1,480,000	1,517,866
Air Lease Corp., 6.00% to 9/24/29, Series D(a)(c)			1,185,000	1,162,503
Ally Financial, Inc., 4.70% to 5/15/26, Series B(a)(c)			1,307,000	1,257,288
Ally Financial, Inc., 4.70% to 5/15/28, Series C(a)(c)			2,560,000	2,332,301
American Express Co., 3.55% to 9/15/26, Series D(a)(c)			1,023,000	988,821
ARES Finance Co. III LLC, 4.125% to 6/30/26, due 6/30/51(c)(e)			851,000	818,276
ILFC E-Capital Trust II, 6.399% (3 Month USD Term SOFR + 2.062%), due 12/21/65(e)(i)			940,000	797,665

				8,874,720

HEALTH CARE	1.2%
CVS Health Corp., 7.00% to 12/10/29, due 3/10/55(c)			5,211,000	5,276,463

INSURANCE	9.7%
Aegon Ltd., 5.625% to 4/15/29 (Netherlands)(a)(b)(c)(d)		EUR	800,000	840,149
Allianz SE, 3.50% to 11/17/25 (Germany)(a)(b)(c)(e)			1,800,000	1,756,441
Athene Holding Ltd., 6.625% to 7/15/34, due 10/15/54(c)			1,320,000	1,316,786
Athora Netherlands NV, 6.75% to 5/18/31 (Netherlands)(a)(b)(c)(d)		EUR	800,000	864,995
AXA SA, 8.60%, due 12/15/30 (France)			1,025,000	1,200,453
Corebridge Financial, Inc., 6.375% to 9/15/34, due 9/15/54(c)			1,275,000	1,263,850
Corebridge Financial, Inc., 6.875% to 9/15/27, due 12/15/52(c)			1,550,000	1,594,433
Dai-ichi Life Insurance Co. Ltd., 6.20% to 1/16/35 (Japan)(a)(c)(e)			1,600,000	1,626,154
Enstar Finance LLC, 5.50% to 1/15/27, due 1/15/42(c)			1,980,000	1,911,457
Global Atlantic Fin Co., 4.70% to 7/15/26, due 10/15/51(c)(e)			2,832,000	2,733,870

		Principal Amount*		Value
Global Atlantic Fin Co., 7.95% to 7/15/29, due 10/15/54(c)(e)			3,380,000	$3,543,518
Hartford Financial Services Group, Inc., 6.91% (3 Month USD Term SOFR + 2.387%), due 2/12/47, Series ICON(e)(i)			1,236,000	1,153,008
Lancashire Holdings Ltd., 5.625% to 3/18/31, due 9/18/41 (United Kingdom)(c)(d)			1,200,000	1,114,500
Liberty Mutual Group, Inc., 7.80%, due 3/15/37(e)			250,000	278,180
Lincoln National Corp., 6.595% (3 Month USD Term SOFR + 2.302%), due 4/20/67(i)			1,885,000	1,539,786
Lincoln National Corp., 7.105% (3 Month USD Term SOFR + 2.619%), due 5/17/66(i)			800,000	674,135
Lincoln National Corp., 9.25% to 12/1/27, Series C(a)(c)			699,000	756,961
MetLife Capital Trust IV, 7.875%, due 12/15/37(e)			1,700,000	1,861,302
MetLife, Inc., 9.25%, due 4/8/38(e)			2,000,000	2,359,426
Prudential Financial, Inc., 6.00% to 6/1/32, due 9/1/52(c)			620,000	618,739
Prudential Financial, Inc., 6.50% to 12/15/33, due 3/15/54(c)			1,945,000	1,981,121
Rothesay Life PLC, 4.875% to 4/13/27, Series NC6 (United Kingdom)(a)(b)(c)(d)			2,000,000	1,882,785
Rothesay Life PLC, 7.00% to 6/11/29, due 9/11/34 (United Kingdom)(c)(d)			1,600,000	1,673,797
SBL Holdings, Inc., 6.50% to 11/13/26(a)(c)(e)			2,340,000	2,175,123
SBL Holdings, Inc., 7.00% to 5/13/25(a)(c)(e)			1,940,000	1,920,600
Voya Financial, Inc., 7.758% to 9/15/28, Series A(a)(c)			493,000	522,528
Zurich Finance Ireland Designated Activity Co., 3.00% to 1/19/31, due 4/19/51 (Switzerland)(c)(d)			2,700,000	2,298,821

				41,462,918

PIPELINES	10.6%
Enbridge, Inc., 5.50% to 7/15/27, due 7/15/77, Series 2017-A (Canada)(c)			1,065,000	1,038,753
Enbridge, Inc., 5.75% to 4/15/30, due 7/15/80, Series 20-A (Canada)(c)			995,000	969,504
Enbridge, Inc., 6.00% to 1/15/27, due 1/15/77, Series 16-A (Canada)(c)			2,326,000	2,312,981
Enbridge, Inc., 6.25% to 3/1/28, due 3/1/78 (Canada)(c)			1,271,000	1,258,091
Enbridge, Inc., 7.20% to 3/27/34, due 6/27/54 (Canada)(c)			1,670,000	1,714,056
Enbridge, Inc., 7.375% to 10/15/27, due 1/15/83 (Canada)(c)			1,838,000	1,878,991
Enbridge, Inc., 7.375% to 12/15/29, due 3/15/55 (Canada)(c)			515,000	534,985
Enbridge, Inc., 7.625% to 10/15/32, due 1/15/83 (Canada)(c)			2,232,000	2,344,848
Enbridge, Inc., 8.25% to 10/15/28, due 1/15/84, Series NC5 (Canada)(c)			2,381,000	2,527,465
Enbridge, Inc., 8.50% to 10/15/33, due 1/15/84 (Canada)(c)			3,584,000	3,977,697
Energy Transfer LP, 6.50% to 11/15/26, Series H(a)(c)			2,381,000	2,385,674
Energy Transfer LP, 6.625% to 2/15/28, Series B(a)(c)			2,510,000	2,477,177
Energy Transfer LP, 7.125% to 5/15/30, Series G(a)(c)			2,431,000	2,471,479
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 12/1/34, due 3/1/55 (Canada)(c)(e)			3,120,000	3,216,342
South Bow Canadian Infrastructure Holdings Ltd., 7.625% to 12/1/29, due 3/1/55 (Canada)(c)(e)			3,225,000	3,319,509
Transcanada Trust, 5.50% to 9/15/29, due 9/15/79 (Canada)(c)			3,159,000	3,038,738
Transcanada Trust, 5.60% to 12/7/31, due 3/7/82 (Canada)(c)			2,178,000	2,071,910
Transcanada Trust, 5.875% to 8/15/26, due 8/15/76, Series 16-A (Canada)(c)			3,451,000	3,409,231
Venture Global LNG, Inc., 9.00% to 9/30/29(a)(c)(e)			3,885,000	4,050,921

				44,998,352

REAL ESTATE	0.2%
Unibail-Rodamco-Westfield SE, 7.25% to 7/3/28 (France)(a)(c)(d)		EUR	800,000	902,403

TELECOMMUNICATIONS	0.1%
Telefonica Europe BV, 6.135% to 2/3/30 (Spain)(a)(c)(d)		EUR	400,000	447,489

UTILITIES	13.5%
AES Corp., 6.95% to 4/15/30, due 7/15/55(c)			2,586,000	2,533,405
AES Corp., 7.60% to 10/15/29, due 1/15/55(c)			2,355,000	2,403,421
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, due 1/18/82 (Canada)(c)			4,646,000	4,437,383
AltaGas Ltd., 7.20% to 7/17/34, due 10/15/54 (Canada)(c)(e)			3,130,000	3,152,858
American Electric Power Co., Inc., 6.95% to 9/15/34, due 12/15/54(c)			1,961,000	2,006,750

		Principal Amount*	Value
American Electric Power Co., Inc., 7.05% to 9/15/29, due 12/15/54(c)		2,136,000	$2,195,099
Brookfield Infrastructure Finance ULC, 6.75% to 12/15/29, due 3/15/55 (Canada)(c)		1,270,000	1,281,108
CenterPoint Energy, Inc., 6.85% to 11/15/34, due 2/15/55, Series B(c)		608,000	618,185
CenterPoint Energy, Inc., 7.00% to 11/15/29, due 2/15/55, Series A(c)		1,185,000	1,211,666
CMS Energy Corp., 3.75% to 9/1/30, due 12/1/50(c)		716,000	627,446
CMS Energy Corp., 4.75% to 3/1/30, due 6/1/50(c)		484,000	459,388
Dominion Energy, Inc., 6.625% to 2/15/35, due 5/15/55(c)		2,510,000	2,540,989
Dominion Energy, Inc., 6.875% to 11/3/29, due 2/1/55, Series A(c)		1,035,000	1,079,353
Dominion Energy, Inc., 7.00% to 3/3/34, due 6/1/54, Series B(c)		993,000	1,052,786
Edison International, 7.875% to 3/15/29, due 6/15/54(c)		2,095,000	1,960,470
Emera, Inc., 6.75% to 6/15/26, due 6/15/76, Series 16-A (Canada)(c)		1,337,000	1,354,349
Entergy Corp., 7.125% to 9/1/29, due 12/1/54(c)		2,575,000	2,631,637
EUSHI Finance, Inc., 7.625% to 9/15/29, due 12/15/54(c)		1,400,000	1,463,298
Evergy, Inc., 6.65% to 3/1/30, due 6/1/55(c)		2,600,000	2,608,728
NextEra Energy Capital Holdings, Inc., 5.65% to 5/1/29, due 5/1/79(c)		1,298,000	1,274,730
NextEra Energy Capital Holdings, Inc., 6.70% to 6/1/29, due 9/1/54(c)		3,811,000	3,882,246
NextEra Energy Capital Holdings, Inc., 6.75% to 3/15/34, due 6/15/54(c)		4,051,000	4,154,094
NiSource, Inc., 6.375% to 12/31/34, due 3/31/55(c)		1,460,000	1,452,250
NiSource, Inc., 6.95% to 8/30/29, due 11/30/54(c)		1,160,000	1,185,850
Sempra, 4.125% to 1/1/27, due 4/1/52(c)		3,377,000	3,209,300
Sempra, 6.40% to 7/1/34, due 10/1/54(c)		2,312,000	2,232,769
Sempra, 6.875% to 7/1/29, due 10/1/54(c)		2,790,000	2,791,143
Southern Co., 3.75% to 6/15/26, due 9/15/51, Series 21-A(c)		1,690,000	1,643,215

			57,443,916

TOTAL PREFERRED SECURITIES—OVER-THE-COUNTER (Identified cost—$393,721,719)			403,452,404

CORPORATE BONDS—INSURANCE	0.1%
SBL Holdings, Inc., 5.00%, due 2/18/31(e)		440,000	397,046

TOTAL CORPORATE BONDS (Identified cost—$401,481)			397,046

		Shares
SHORT-TERM INVESTMENTS	1.8%
MONEY MARKET FUNDS
State Street Institutional Treasury Plus Money Market Fund, Premier Class, 4.32%(j)		7,870,830	7,870,830

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$7,870,830)			7,870,830

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$413,908,342)	99.5%		423,604,025
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5		2,127,870

NET ASSETS	100.0%		$425,731,895

Forward Foreign Currency Exchange Contracts

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	201,913	USD	210,394	2/27/25	$711
Brown Brothers Harriman	EUR	837,755	USD	872,368	2/27/25	2,374
Brown Brothers Harriman	EUR	30,083,702	USD	31,317,134	2/27/25	75,757
Brown Brothers Harriman	GBP	10,519,490	USD	12,963,062	2/27/25	(79,101)
Brown Brothers Harriman	USD	269,322	EUR	256,434	2/27/25	(3,019)
Brown Brothers Harriman	USD	238,083	EUR	226,521	2/27/25	(2,845)
Brown Brothers Harriman	USD	16,889	EUR	16,171	2/27/25	(96)

						$(6,219)

Glossary of Portfolio Abbreviations

ETF	Exchange-Traded Fund
EUR	Euro Currency
GBP	British Pound
ICON	Income Capital Obligation Note
SOFR	Secured Overnight Financing Rate
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

*	Amount denominated in U.S. dollars unless otherwise indicated.
†	Represents shares.
(a)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer.
(b)

Contingent Capital security (CoCo). CoCos are debt or preferred securities with loss absorption characteristics built into the terms of the security for the benefit of the issuer. Aggregate holdings amounted to $144,789,432 or 34.0% of the net assets of the Fund.

(c)	Security converts to floating rate after the indicated fixed–rate coupon period.
(d)

Securities exempt from registration under Regulation S of the Securities Act of 1933. These securities are subject to resale restrictions. Aggregate holdings amounted to $64,752,635 which represents 15.2% of the net assets of the Fund, of which 0.0% are illiquid.

(e)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. Aggregate holdings amounted to $85,573,807 which represents 20.1% of the net assets of the Fund, of which 0.7% are illiquid.

(f)	Non–income producing security.
(g)	Security is in default.
(h)	Security value is determined based on significant unobservable inputs (Level 3).
(i)	Variable rate. Rate shown is in effect at January 31, 2025.
(j)	Rate quoted represents the annualized seven–day yield.

Country Summary	% of Net Assets
United States	45.5
Canada	13.8
United Kingdom	11.5
France	6.8
Netherlands	4.8
Switzerland	4.0
Spain	3.8
Germany	2.1
Ireland	1.3
Sweden	1.3
Italy	1.3
Belgium	0.5
Other (includes short-term investments)	3.3

100.0

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange-traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a last sale price on such day, options are valued based upon prices provided by a third-party pricing service. Over-the-counter (OTC) options are valued based upon prices provided by a third-party pricing service or counterparty. Forward foreign currency exchange contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the OTC market, including listed securities whose primary market is believed by the investment advisor to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Fixed-income securities are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features which are then used to calculate the fair values.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The Board of Directors has designated the investment advisor as the Fund’s “Valuation Designee” under Rule 2a-5 under the 1940 Act. As Valuation Designee, the investment advisor is authorized to make fair valuation determinations, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments carried at value:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Exchange-Traded Funds	$858,673	$—	$—		$858,673
Preferred Securities—Exchange-Traded	11,025,072	—	—		11,025,072
Preferred Securities—Over-the-Counter:
Banking	—	238,134,682	256,000(a	)	238,390,682
Other Industries	—	165,061,722	—		165,061,722
Corporate Bonds	—	397,046	—		397,046
Short-Term Investments	—	7,870,830	—		7,870,830

Total Investments in Securities(b)	$11,883,745	$411,464,280	$256,000		$423,604,025

Forward Foreign Currency Exchange Contracts	$—	$78,842	$—		$78,842

Total Derivative Assets(b)	$—	$78,842	$—		$78,842

Forward Foreign Currency Exchange Contracts	$—	$(85,061)	$—		$(85,061)

Total Derivative Liabilities(b)	$—	$(85,061)	$—		$(85,061)

(a)	Securities have been fair valued by the Valuation Committee pursuant to the Fund’s fair value procedures and classified as Level 3 securities.
(b)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Note 2. Derivative Investments

Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar-denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a forward foreign currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on forward foreign currency exchange contracts. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on forward foreign currency exchange contracts. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

Option Contracts: The Fund may purchase and write exchange-listed and OTC put or call options on securities, stock indices and other financial instruments for hedging purposes, to enhance portfolio returns and/or reduce overall volatility.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund. If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying investment. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

COHEN & STEERS PREFERRED SECURITIES AND INCOME SMA SHARES, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Put and call options purchased are accounted for in the same manner as portfolio securities. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss when the underlying transaction is executed. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in market value should the counterparty not perform under the contract.

At January 31, 2025, the Fund did not have any option contracts outstanding.